TRANSACTIONS WITH RELATED PARTIES AND OTHER LOAN (Schedule of Financing Leaseback) (Details) - Kibbutz Sdot-Yam [Member] $ in Thousands	Dec. 31, 2015 USD ($)
Related Party Transaction [Line Items]
2016	$ 521
2017	554
2018	588
2019	624
2020	663
2021 and thereafter	6,697
Total long-term loans	$ 9,647